Stockholders’ Equity (Deficit) (Details) - Schedule of Ordinary Shares Issued Upon the Reverse Recapitalization	3 Months Ended
Sep. 30, 2023 USD ($) shares
Schedule of Ordinary Shares Issued Upon the Reverse Recapitalization [Abstract]
UPTD’s common stock outstanding prior to Reverse Recapitalization	2,329,920
Less: redemption of UPTD’s common stock (in Dollars) | $	$ (628,688)
Total shares issued upon the Reverse Recapitalization	1,701,232